Lease Liability - Summary of Lease Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Lease Liabilities [Line Items]
Total	$ 42,325	$ 46,998
Due in Less than One Year
Lease Liabilities [Line Items]
Total	6,590	5,546
Due between One and Five Years
Lease Liabilities [Line Items]
Total	25,886	25,151
Due in More than Five Years
Lease Liabilities [Line Items]
Total	$ 9,849	$ 16,301